Commitments and Contingencies - Additional Information (Detail) - USD ($)			12 Months Ended
	Feb. 26, 2016	Jun. 26, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Commitments And Contingencies Details [Line Items]
Financing and capital lease obligations non current			$ 8,796,000	$ 10,092,000
Operating leases, rent expense			$ 2,860,000	453,000
Complaint against the Company for commissions with respect to a solar project in North Palm Springs, California
Schedule Of Commitments And Contingencies Details [Line Items]
Name of plaintiff			Aaron Read & Associates
Damage seeking by plaintiff		$ 460,000
Percentage of commissions to gross revenues claimed by plaintiff		0.25%
Estimate of commission amount possible a plaintiff entitled		$ 58,000
Loss incurred			$ 0
Complaint against the Group alleging that the Group delayed payment for purchasing of solar modules | Subsequent Events
Schedule Of Commitments And Contingencies Details [Line Items]
Name of plaintiff	Hanhua New Energy Co., Ltd.
Damage seeking by plaintiff	$ 6,862,000
Bank account freeze by court	$ 7,063,000
Actions taken by PRC court	The court instructed two PRC banks to freeze the Group's bank accounts balances of $7,063.
Minimum | Complaint against the Company for commissions with respect to a solar project in North Palm Springs, California
Schedule Of Commitments And Contingencies Details [Line Items]
Percentage of commissions to gross revenues claimed by plaintiff		0.25%
Maximum | Complaint against the Company for commissions with respect to a solar project in North Palm Springs, California
Schedule Of Commitments And Contingencies Details [Line Items]
Percentage of commissions to gross revenues claimed by plaintiff		2.00%
Solar Modules
Schedule Of Commitments And Contingencies Details [Line Items]
Warranty term			25 years
Inverter and balance of system components | Minimum
Schedule Of Commitments And Contingencies Details [Line Items]
Warranty term			5 years
Inverter and balance of system components | Maximum
Schedule Of Commitments And Contingencies Details [Line Items]
Warranty term			10 years
Solar Energy Systems
Schedule Of Commitments And Contingencies Details [Line Items]
Product warranty accrual			$ 0	0
Photovoltaic (PV) Solar Systems
Schedule Of Commitments And Contingencies Details [Line Items]
Long-term purchase commitment, amount			66,515,000	59,354,000
Aerojet1 Project
Schedule Of Commitments And Contingencies Details [Line Items]
Guarantees, fair value disclosure			57,000	71,000
Aerojet1 Project | Guarantee Obligations
Schedule Of Commitments And Contingencies Details [Line Items]
Financing and capital lease obligations total			9,854,000	10,911,000
Financing and capital lease obligations non current			8,796,000	10,092,000
Financing and capital lease obligations recorded as other current liabilities			1,058,000	$ 819,000
Greystone
Schedule Of Commitments And Contingencies Details [Line Items]
Redeemable noncontrolling interest, equity, carrying amount			$ 1,000,000